Other Liabilities - Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other current liabilities
Employee compensation	$ 163,463	$ 145,616
Accrued interest payable	141,485	139,276
Taxes other than income taxes	135,607	149,203
Accrued expenses	123,280	115,165
Jackpot liabilities	74,725	76,191
Contract liabilities	67,816	72,005
Current financial liabilities	62,860	107,316
Operating lease liabilities	50,442
Income taxes payable	33,314	8,209
Other	29,089	11,950
Total other current liabilities	$ 882,081	$ 824,931